Private Placement (Detail) - Apex Technology Acquisition Corp [Member] - USD ($)	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 19, 2019	Mar. 31, 2021	Dec. 31, 2019	Dec. 31, 2020
Private Placement (Details) [Line Items]
Aggregate purchase price (in Dollars)		$ 8,100,000		$ 8,100,000
Price per unit (in Dollars per share)		$ 0.20		$ 0.20
Private Placement Warrants [Member]
Private Placement (Details) [Line Items]
Purchased aggregate units	810,000	810,000	810,000	810,000
Price per unit (in Dollars per share)	$ 10.00	$ 10.00		$ 10.00
Exercisable price per share (in Dollars per share)		$ 11.50		$ 11.50
Sponsor [Member] | Private Placement Warrants [Member]
Private Placement (Details) [Line Items]
Purchased aggregate units		657,500		657,500
Cantor [Member] | Private Placement Warrants [Member]
Private Placement (Details) [Line Items]
Purchased aggregate units		152,500		152,500